Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                   May 9, 2007



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


     Re:                  Advisor's Disciplined Trust 32
                            333-122921   CIK #1301603

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 1, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on May 3, 2007.

                                Very truly yours,




                                FIXED INCOME SECURITIES, L.P.

DMS #2050955